Net Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 27, 2014		Sep. 28, 2013		Sep. 29, 2012
Segment Reporting Information [Line Items]
Net sales	$ 42,123	$ 37,432	$ 45,646	$ 57,594	$ 37,472	$ 35,323	$ 43,603	$ 54,512	$ 182,795		$ 170,910		$ 156,508
iPhone
Segment Reporting Information [Line Items]
Net sales									101,991	[1]	91,279	[1]	78,692	[1]
iPad
Segment Reporting Information [Line Items]
Net sales									30,283	[1]	31,980	[1]	30,945	[1]
Mac
Segment Reporting Information [Line Items]
Net sales									24,079	[1]	21,483	[1]	23,221	[1]
Services
Segment Reporting Information [Line Items]
Net sales									18,063	[2]	16,051	[2]	12,890	[2]
Other Products
Segment Reporting Information [Line Items]
Net sales									$ 8,379	[1],[3]	$ 10,117	[1],[3]	$ 10,760	[1],[3]

[1]	Includes deferrals and amortization of related non-software services and software upgrade rights.
[2]	Includes revenue from the iTunes Store, App Store, Mac App Store and iBooks Store (collectively "iTunes"), AppleCare, licensing and other services.
[3]	Includes sales of iPod, Apple TV, Beats Electronics and Apple-branded and third-party accessories.